Convertible Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible debt

10. Convertible debt

On 31 March 2020 the Company entered into an agreement to issue up to $10,100 (SEK 100,000) (the “Commitment”) to be funded in tranches (“Tranches”) of ten non-interest bearing notes (“Notes”) into new shares of the Company, each with a par value of $1,010 (SEK 10,000); 5% of each Tranche is deductible and the conversion price of the Notes is 95% of the lowest closing volume weighted average price as reported by Bloomberg (“VWAP”).

The Company accounted for the Notes issued under the FVO election whereby the financial instrument is initially measured at its issue-date estimated fair value and subsequently re-measured at estimated fair value on a recurring basis at each reporting date. The estimated fair value adjustment is presented as a single line item within other income (expense) in the accompanying consolidated statements of operations under the caption “change in fair value of convertible notes and derivative liabilities.

We determined the fair value of the Notes using a discounted cash flow valuation technique with a weighted average cost of capital of 15%. The Company estimates the change in fair value attributable to the instrument specific credit risk of the Notes at 1% under the fair value option and accordingly has recognized a gain of $3 in other comprehensive income during the three month period ended June 30, 2021 (2020: $Nil).

Finance costs of $98 related to the Notes have been recognized in the Company’s statement of operations for the three months ended June 30, 2021 and $298 for the six months ended June 30, 2021 (for the three months and six months ended June 30, 2020 – $475).

The roll forward of the Notes as of June 30, 2021 and December 31, 2020 is as follows:

	June 30, 2021 $	December 31, 2020 $
Opening fair value*	1,327	—
Convertible debt issued in the period	1,200	4,670
Change in fair value (loss) reported in statement operations	298	(681)
Conversion of notes to common shares	(2,825)	(2,662)
Ending fair value balance	—	1,327

An effective interest rate determines the fair value of the Notes. The notes are unlisted and therefore, they are categorized as Level 3 in accordance with ASC 820, “Fair Value Measurements and Disclosures.” The estimated fair value of the Net carrying amount of liability component of the Notes as of June 30, 2021 and December 31, 2020 was $Nil and $1,327 respectively.

The Company estimates the change in fair value attributable to the instrument specific credit risk of the Notes at 1% under the fair value option and accordingly has recognized a gain of $3 in other comprehensive income.

13. Convertible debt

On 31 March 2020 the Company entered into an agreement to issue up to $10,100 (SEK 100,000) (the “Commitment”) to be funded in tranches (“Tranches”) of ten non-interest bearing notes (“Notes”) into common shares of the Company, each with a par value of $1,010 (SEK 10,000), under the following terms:

a)      Fees payable include 5% of the $10,100 Commitment in 2 equal installments of $252, paid on the disbursement of each of the first and second Tranches; and a further 5% of the principal of the notes is to be deducted from the payment of each Tranche.

b)      The Conversion Price of the Notes is 95% of the lowest closing volume weighted average price as reported by Bloomberg (“VWAP”) of the shares during the applicable pricing period preceding the conversion date. Conversion of the Loan Amount shall be made at a rate equal to the Conversion Price. The Conversion Price cannot be below par value. The number of new Shares issued by the Company to the Investor upon conversion of the Loan Amount shall be calculated as the Loan Amount divided by the Conversion Price. If the Conversion Price is equal to or less than $0.01 (0.05 DKK), the Investor will not be required to convert such Note. If the Investor (contrary to the clear intention in the Agreement) claims repayment of one or more Tranches and not to convert into Shares the Company shall be entitled to deduct the commitment fee in connection with the repayment.

c)      The loan is due for repayment in full 12 months from the date of issuance; or immediately repayable in the event of default, a change of control or a material adverse event. The Investor may in its sole discretion decide to convert the Loan in full or in part (in multiples of $4 (SEK 25) in 1,000’s) into new shares.

d)      Default interest accrues on the overdue amount from the due date up to the date of actual payment at 8% per annum; calculated on a 360 day year and accrues and compounds on a daily basis.

The Company accounted for the Notes issued during the year ended December 31, 2020 under the FVO election whereby the financial instrument is initially measured at its issue-date estimated fair value and subsequently re-measured at estimated fair value on a recurring basis at each reporting date. The estimated fair value adjustment is presented as a single line item within other income (expense) in the accompanying consolidated statements of operations under the caption “change in fair value of convertible notes and derivative liabilities”.

We determined the fair value of the Notes using a discounted cash flow valuation technique with a weighted average cost of capital of 15%. Therefore, they are categorized as Level 3 in accordance with ASC 820, “Fair Value Measurements and Disclosures”. (Note 23) Following is a roll forward of the fair values from date of issuance to December 31, 2020:

Beginning fair value balance on issue date	$4,670
Change in fair value (loss) reported in statement of operations	(681)
Conversion of notes to common shares	(2,662)
Ending fair value balance – December 31, 2020	$1,327

The Company estimates the change in fair value attributable to the instrument specific credit risk of the Notes at 1% under the fair value option and accordingly has recognized a gain of $9 in other comprehensive income.